Parent Only Financial Information -Condensed Statements of Condition Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
ASSETS
Cash and due from banks	$ 167,021	$ 15,048
Securities held to maturity, at cost	418,696	462,728
Loans receivable from Bank	587,578	459,312
Interest receivable	3,281	3,177
Other assets	6,003	4,620
Total Assets	1,265,990	1,016,084
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	4,969	7,493
Stock subscription deposits	154,345
Stockholders' equity	194,137	187,328	186,461	179,966
Total Liabilities and Stockholders' Equity	1,265,990	1,016,084
Parent Company [Member]
ASSETS
Cash and due from banks	173,587	14,284
Securities held to maturity, at cost	920	1,374
Loans receivable from Bank	4,231	5,013
Investment in subsidiary	169,758	166,654
Interest receivable	45	54
Other assets	63	57
Total Assets	348,604	187,436
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	122	108
Stock subscription deposits	154,345
Stockholders' equity	194,137	187,328
Total Liabilities and Stockholders' Equity	$ 348,604	$ 187,436